Loans in Non-Performing Status and Accruing Loans Past-Due 90 Days or More by Loan Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 236,045		$ 412,204
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	59		199,025
Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,737,850	[1]	1,571,853	[2]
Accruing loans past-due 90 days or more	307,960	[1]	327,343	[2]
Non Covered Loans [Member] | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	636,037		553,133
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	236,836		171,894
Accruing loans past-due 90 days or more	675		0
Non Covered Loans [Member] | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	128,999		238,554
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	686,502		542,033
Accruing loans past-due 90 days or more	280,912		292,387
Non Covered Loans [Member] | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	5,808		5,937
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	43,668		60,302
Non Covered Loans [Member] | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	735		0
Accruing loans past-due 90 days or more	25,748		33,514
Non Covered Loans [Member] | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	10,065		17,562
Accruing loans past-due 90 days or more	157		0
Non Covered Loans [Member] | Consumer | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	20,833		28,185
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	6,864		7,663
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	5,171		6,892
Accruing loans past-due 90 days or more	468		1,442
Non Covered Loans [Member] | PUERTO RICO
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,371,242	[1]	1,111,503	[2]
Accruing loans past-due 90 days or more	307,960	[1]	327,343	[2]
Non Covered Loans [Member] | PUERTO RICO | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	453,879		370,677
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | PUERTO RICO | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	177,292		114,792
Accruing loans past-due 90 days or more	675		0
Non Covered Loans [Member] | PUERTO RICO | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	53,859		64,678
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	649,279		518,446
Accruing loans past-due 90 days or more	280,912		292,387
Non Covered Loans [Member] | PUERTO RICO | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	5,642		5,674
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | PUERTO RICO | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Accruing loans past-due 90 days or more	25,748		33,514
Non Covered Loans [Member] | PUERTO RICO | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Accruing loans past-due 90 days or more	157		0
Non Covered Loans [Member] | PUERTO RICO | Consumer | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	19,317		22,816
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | PUERTO RICO | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	6,830		7,528
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | PUERTO RICO | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	5,144		6,892
Accruing loans past-due 90 days or more	468		1,442
Non Covered Loans [Member] | UNITED STATES
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	366,608	[1]	460,350	[2]
Accruing loans past-due 90 days or more	0	[1]	0	[2]
Non Covered Loans [Member] | UNITED STATES | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	182,158		182,456
Accruing loans past-due 90 days or more			0
Non Covered Loans [Member] | UNITED STATES | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	59,544		57,102
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | UNITED STATES | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	75,140		173,876
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | UNITED STATES | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	37,223		23,587
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | UNITED STATES | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	166		263
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	735		0
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	10,065		17,562
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,516		5,369
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	34		135
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	27		0
Accruing loans past-due 90 days or more	$ 0		$ 0

[1]	For purposes of this table non-performing loans exclude $ 262 million in non-performing loans held-for-sale
[2]	For purposes of this table non-performing loans exclude $ 672 million in non-performing loans held-for-sale